Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assumptions to Estimate Fair Value of Warrants

The Company utilized the following assumptions to estimate the fair value of the Class A Warrants:

	September 30,	December 31,
	2024	2023
Underlying price per share	$0.350	—
Exercise price per share	$0.363	—
Risk-free interest rate	4.42%	—
Expected holding period	5.5 years	—
Expected volatility	110%	—
Expected dividend yield	—	—

The Company utilized the following assumptions to estimate the fair value of the Class B Warrants:

	September 30,	December 31,
	2024	2023
Underlying price per share	$0.350	—
Exercise price per share	$0.363	—
Risk-free interest rate	4.82%	—
Expected holding period	2 years	—
Expected volatility	89%	—
Expected dividend yield	—	—

The Company utilized the following assumptions to estimate the fair value of the March 2019 Warrants:

	December 31,	December 31,
	2023	2022
Underlying price per share	$0.44	$0.31
Exercise price per share	$8.80	$8.80
Risk-free interest rate	5.47%	4.67%
Expected holding period	.19	1.19
Expected volatility	80%	70%
Expected dividend yield	—	—

Schedule of Potential Liability

With the above factors utilized in analysis of the likelihood of the Put’s potential Liability, the Company estimated the range of probabilities related to a Put right being triggered as:

Range of Probability	Probability
Low	0.5%
Medium	1.0%
High	5.0%

With the above factors utilized in analysis of the likelihood of the Put’s potential Liability, the Company estimated the range of probabilities related to a Put right being triggered as:

Range of Probability	Probability
Low	0.5%
Medium	1.0%
High	5.0%

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below presents the balances of assets and liabilities measured at fair value on a recurring basis by level within the hierarchy as (in thousands):

	As of September 30, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$67	$67	$—	$—
Marketable securities	$6,287	$6,287	$—	$—

	As of December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,805	$4,805	$—	$—
Marketable securities	$7,631	$7,631	$—	$—

The table below presents the balances of assets and liabilities measured at fair value on a recurring basis by level within the hierarchy as (in thousands):

	As of December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,805	$4,805	$—	$—
Marketable investments	$7,631	$7,631	$—	$—

	As of December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$25,180	$25,180	$—	$—
Marketable investments	$7,137	$7,137	$—	$—